Trade And Other Payables - Summary of Trade And Other Payables (Detail) - EUR (€) € in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Trade payables	€ 24,545	€ 9,144	€ 9,131
Accrued expenses	11,270	8,815	7,165
Other Payables And Accrued Expenses		16,206	4,514
Other payables	8,760	16,206
Total	€ 44,575	34,165	€ 20,810
Arrival Group [Member]
Statements [Line Items]
Other Payables And Accrued Expenses		(3,385)
Total		€ 3,385